important information regarding
the federated funds

SUPPLEMENT TO CURRENT STATEMENTS OF ADDITIONAL INFORMATION

As of January 1, 2011, John T. Conroy, Jr. Ph.D., retired from his positions on the Federated Funds Board. Dr. Conroy retired as Director/Trustee and member of the Nominating Committee.

The Federated Funds include all of the following registrants (including any of their portfolios and/or share classes):

FEDERATED ADJUSTABLE RATE SECURITIES FUND

FEDERATED ASSET ALLOCATION FUND (formerly, FEDERATED STOCK AND BOND FUND)

FEDERATED EQUITY FUNDS

Federated Capital Appreciation Fund
Federated Clover Small Value Fund
Federated Clover Value Fund
Federated Global Equity Fund
Federated InterContinental Fund
Federated International Strategic Value Dividend Fund (formerly, Federated International Strategic Value Fund)
Federated Kaufmann Fund
Federated Kaufmann Large Cap Fund
Federated Kaufmann Small Cap Fund
Federated Market Opportunity Fund
Federated Mid Cap Growth Strategies Fund
Federated Prudent Bear Fund
Federated Strategic Value Dividend Fund (formerly, Federated Strategic Value Fund)

FEDERATED EQUITY INCOME FUND, INC.

FEDERATED FIXED INCOME SECURITIES, INC.

Federated Municipal Ultrashort Fund
Federated Strategic Income Fund

FEDERATED GNMA TRUST

FEDERATED GOVERNMENT INCOME SECURITIES, INC.

FEDERATED HIGH INCOME BOND FUND, INC.

FEDERATED HIGH YIELD TRUST

FEDERATED INCOME SECURITIES TRUST

Federated Capital Income Fund
Federated Floating Rate Strategic Income Fund
Federated Fund for U.S. Government Securities
Federated Intermediate Corporate Bond Fund
Federated Muni and Stock Advantage Fund
Federated Prudent DollarBear Fund
Federated Real Return Bond Fund
Federated Short-Term Income Fund
Federated Unconstrained Bond Fund

FEDERATED INCOME TRUST

FEDERATED INDEX TRUST

Federated Max-Cap Index Fund
Federated Mid-Cap Index Fund

FEDERATED INSTITUTIONAL TRUST

Federated Government Ultrashort Duration Fund
Federated Institutional High Yield Bond Fund
Federated Intermediate Government/Corporate Fund

FEDERATED INSURANCE SERIES

Federated Capital Appreciation Fund II
Federated Capital Income Fund II
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
Federated Kaufmann Fund II
Federated Prime Money Fund II
Federated Quality Bond Fund II

FEDERATED INTERMEDIATE GOVERNMENT FUND, INC.

FEDERATED INTERNATIONAL SERIES, INC.

Federated International Bond Fund

FEDERATED INVESTMENT SERIES FUNDS, INC.

Federated Bond Fund

FEDERATED MDT SERIES

Federated MDT All Cap Core Fund
Federated MDT Balanced Fund
Federated MDT Large Cap Growth Fund
Federated MDT Small Cap Core Fund
Federated MDT Small Cap Growth Fund

FEDERATED MDT STOCK TRUST (formerly, FEDERATED STOCK TRUST)

FEDERATED MANAGED ALLOCATION PORTFOLIOS

Federated Balanced Allocation Fund

FEDERATED MANAGED POOL SERIES

Federated Corporate Bond Strategy Portfolio
Federated High Yield Strategy Portfolio
Federated International Bond Strategy Portfolio
Federated Mortgage Strategy Portfolio

FEDERATED MUNICIPAL SECURITIES FUND, INC.

FEDERATED MUNICIPAL SECURITIES INCOME TRUST

Federated Michigan Intermediate Municipal Trust
Federated Municipal High Yield Advantage Fund
Federated New York Municipal Income Fund
Federated Ohio Municipal Income Fund
Federated Pennsylvania Municipal Income Fund

FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST

FEDERATED TOTAL RETURN GOVERNMENT BOND FUND

FEDERATED TOTAL RETURN SERIES, INC.

Federated Mortgage Fund
Federated Total Return Bond Fund
Federated Ultrashort Bond Fund

FEDERATED U.S. GOVERNMENT BOND FUND

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

FEDERATED WORLD INVESTMENT SERIES, INC.

Federated Emerging Market Debt Fund (formerly, Federated International High Income Fund)
Federated International Leaders Fund
Federated International Small-Mid Company Fund

CASH TRUST SERIES, INC.

Federated Government Cash Series
Federated Municipal Cash Series
Federated Prime Cash Series
Federated Treasury Cash Series

CASH TRUST SERIES II

Federated Treasury Cash Series II

INTERMEDIATE MUNICIPAL TRUST

Federated Intermediate Municipal Trust

MONEY MARKET OBLIGATIONS TRUST

Federated Alabama Municipal Cash Trust
Federated Arizona Municipal Cash Trust
Federated Automated Cash Management Trust
Federated Automated Government Cash Reserves
Federated Automated Government Money Trust
Federated California Municipal Cash Trust
Federated Capital Reserves Fund
Federated Connecticut Municipal Cash Trust
Federated Florida Municipal Cash Trust
Federated Georgia Municipal Cash Trust
Federated Government Obligations Fund
Federated Government Obligations Tax-Managed Fund
Federated Government Reserves Fund
Federated Liberty U.S. Government Money Market Trust
Federated Maryland Municipal Cash Trust
Federated Massachusetts Municipal Cash Trust
Federated Master Trust
Federated Michigan Municipal Cash Trust
Federated Minnesota Municipal Cash Trust
Federated Money Market Management
Federated Municipal Obligations Fund
Federated Municipal Trust
Federated New Jersey Municipal Cash Trust
Federated New York Municipal Cash Trust
Federated North Carolina Municipal Cash Trust
Federated Ohio Municipal Cash Trust
Federated Pennsylvania Municipal Cash Trust
Federated Prime Cash Obligations Fund
Federated Prime Management Obligations Fund
Federated Prime Obligations Fund
Federated Prime Value Obligations Fund
Federated Tax-Free Obligations Fund
Federated Tax-Free Trust
Federated Treasury Obligations Fund
Federated Trust for U.S. Treasury Obligations Fund
Federated U.S. Treasury Cash Reserves
Federated Virginia Municipal Cash Trust
Tax-Free Money Market Fund

February 24, 2011

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450818 (2/11)